U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1. Name and address of issuer: The Rockwood Growth Fund, Inc., 11 Hanover Square, New York, NY 10005

2. Name of each series or class of funds for which this notice is filed:  N/A

3. Investment Company Act File Number:

   Securities Act File Number:  33-2430

4. Last day of fiscal year for which this notice is filed:   October 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable: N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None.

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: None.

9.   Number and aggregate sales price of securities sold during the fiscal year:
     15,308  shares   (including  shares  issued  in  connection  with  dividend reinvestment) at an aggregate sale price of $412,362

10.Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2: 15,308 shares (including shares issued in connection with dividend reinvestment) at an aggregate sale price of $412,362

11.Number and aggregate  sale price of securities  issued during the fiscal year in connection with dividend reinvestment plans, if applicable: N/A 12.Calculation of registration fee:


            Aggregate sale price of securities sold:             $412,362
            Less cost of shares redeemed or repurchased:         (178,836)
            Net aggregate price:                                  233,526
            Multiplier:                                             1/3300
            Fee due:                                             $71.00

13.Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other
     Procedures: [ ]

   Date of wire transfer of filing fees to the Commission's lockbox depository: December 23, 1996.


                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                 By: /s/ Joseph Leung, Chief Accounting Officer
                                  Joseph Leung

Date:  December 23, 1996



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                    HOPKINS, RODEN, CROCKETT, HANSEN & HOOPES
                                     Lawyers
                      Salisbury Building -- 428 Park Avenue
                                 P.O. Box 51219
                           Idaho Falls, ID 83405-1219
                            Telephone (208) 523-4445
                               Fax (208) 523-4474



                                December 23, 1996



ROCKWOOD ADVISERS, INC.
11 Hanover Square
New York, NY 10005-3452

Re:    Rule 24(f)-2 Notice for The Rockwood Growth Fund, Inc. (File No. 33-2430)

Dear Sirs:

         The Rockwood Growth Fund, Inc. (the "Fund" or the "Company") is a corporation organized under the laws of the State of Idaho, having its principal place of business in Idaho Falls, Idaho, and is in good standing as of December 20, 1996.

         The Fund is an open-end, diversified management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. This opinion relates to shares of common stock issued by the Fund during the period from November 1, 1995 to October 31, 1996, if any.

         We have reviewed all corporate and other proceedings taken by the Fund in connection with the authorization of one hundred million shares (100,000,000) of common stock (ten cents par value) which were issued from time to time under a Prospectus which was included as part of the Fund's Post Effective Amendments under the Investment Company Act of 1940.

         We are of the opinion that such shares of common stock were, when issued for payment as described in the Fund's Prospectus referred to above, legally issued under the corporate law of the State of Idaho, were fully paid and nonassessable. We hereby consent to this opinion accompanying the Rule 24(f)-2 notice which you are about to file with the Securities and Exchange Commission.



                                   Sincerely,


                               /s/ Lary S. Larson



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